Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jul. 25, 2013
Document Effective Date	Jul. 29, 2013
Prospectus Date	Jul. 29, 2013
Coldstream Dividend Growth Fund | No Load Class
Risk/Return:
Trading Symbol	CMDGX